Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following:
	December 31,	December 31,
	2019	2018
Raw materials	137	132
Work-in-process	1,104	1,005
Finished products	450	425
Total	1,691	1,562